Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis ETF Trust
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NATIXIS SEEYOND INTERNATIONAL MINIMUM VOLATILITY ETF

Supplement dated March 20, 2019 to the Prospectus of the Natixis Seeyond International Minimum Volatility ETF (the “Fund”), dated May 1, 2018, as may be revised or supplemented from time to time.

Effective March 29, 2019, the Fund’s investment sub-adviser, Ostrum Asset Management U.S., LLC (“Ostrum US”, the “Subadviser”), will undergo a corporate restructuring whereby Paris-based affiliate Seeyond, a provider of investment advice to the Fund, will cease to operate through Ostrum US. In anticipation of this restructuring, on December 5, 2018, the Board of Trustees (the “Trustees”) of Natixis ETF Trust voted to (i) terminate the existing sub-advisory agreement between Ostrum US and Natixis Advisors, L.P., the Fund’s investment adviser (“Natixis Advisors” or “Adviser”) and (ii) approve a service agreement between Natixis Advisors and Seeyond under which Seeyond through Natixis Advisors, would offer certain investment services to the Fund, each effective as of the effective date of the restructuring. Accordingly, effective March 29, 2019, Ostrum US will no longer serve as the Subadviser of the Fund and all references to Ostrum US and corresponding disclosure related to the Subadviser in the Fund’s Prospectus are hereby deleted. There are no changes to the Fund’s investment objective or investment strategies.

Effective March 29, 2019, Frédéric Babu will no longer serve as a senior portfolio manager of the Fund. Accordingly, all references to Mr. Babu and corresponding disclosure related to Mr. Babu as a senior portfolio manager in the Fund’s Prospectus are hereby deleted. Nicolas Just will remain as a senior portfolio manager and Alexander J. Nary and Juan-Sebastian Caicedo will remain as co-portfolio managers of the Fund.

Natixis Seeyond International Minimum Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NATIXIS SEEYOND INTERNATIONAL MINIMUM VOLATILITY ETF

Supplement dated March 20, 2019 to the Prospectus of the Natixis Seeyond International Minimum Volatility ETF (the “Fund”), dated May 1, 2018, as may be revised or supplemented from time to time.

Effective March 29, 2019, the Fund’s investment sub-adviser, Ostrum Asset Management U.S., LLC (“Ostrum US”, the “Subadviser”), will undergo a corporate restructuring whereby Paris-based affiliate Seeyond, a provider of investment advice to the Fund, will cease to operate through Ostrum US. In anticipation of this restructuring, on December 5, 2018, the Board of Trustees (the “Trustees”) of Natixis ETF Trust voted to (i) terminate the existing sub-advisory agreement between Ostrum US and Natixis Advisors, L.P., the Fund’s investment adviser (“Natixis Advisors” or “Adviser”) and (ii) approve a service agreement between Natixis Advisors and Seeyond under which Seeyond through Natixis Advisors, would offer certain investment services to the Fund, each effective as of the effective date of the restructuring. Accordingly, effective March 29, 2019, Ostrum US will no longer serve as the Subadviser of the Fund and all references to Ostrum US and corresponding disclosure related to the Subadviser in the Fund’s Prospectus are hereby deleted. There are no changes to the Fund’s investment objective or investment strategies.

Effective March 29, 2019, Frédéric Babu will no longer serve as a senior portfolio manager of the Fund. Accordingly, all references to Mr. Babu and corresponding disclosure related to Mr. Babu as a senior portfolio manager in the Fund’s Prospectus are hereby deleted. Nicolas Just will remain as a senior portfolio manager and Alexander J. Nary and Juan-Sebastian Caicedo will remain as co-portfolio managers of the Fund.